Mainland China Employee Contribution Plan	12 Months Ended
Dec. 31, 2020
Mainland China Employee Contribution Plan
Mainland China Employee Contribution Plan
20.	Mainland China Employee Contribution Plan

As stipulated by the regulations of the PRC, full-time employees of the Company are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Company incurred for the plan were RMB18,414, RMB26,229 and RMB16,182 (US$2,480) for the years ended December 31, 2018, 2019 and 2020, respectively.